T. ROWE PRICE Ultra Short-Term Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 17.9%
Auto Backed 10.3%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  215 214
ARI Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 270 267
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 1,088 1,087
Carmax Auto Owner Trust
Series 2023-3, Class A2B, ARM
SOFR30A + 0.60%, 5.789%, 11/16/26  2,490 2,495
Carmax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  1,660 1,660
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  500 470
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  2,608 2,411
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27 (1) 8,607 8,623
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26 (1) 8,075 8,075
Drive Auto Receivables Trust
Series 2020-2, Class D
3.05%, 5/15/28  630 619
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29 (1) 12,345 12,271
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 9,575 9,532
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,400 5,357
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  3,034 3,019
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  8,978 8,919

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  12,335 12,315
Exeter Automobile Receivables Trust
Series 2023-4A, Class A2
6.07%, 12/15/25  5,120 5,119
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  3,315 3,321
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,623
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,075 4,795
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,183
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,430
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,539
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,874
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25 (1) 2,145 2,132
HPEFS Equipment Trust
Series 2023-1A, Class A2
5.43%, 8/20/25 (1) 3,425 3,409
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26 (1) 20,345 20,019
JPMorgan Chase Bank - CACLN
Series 2020-1, Class B
0.991%, 1/25/28 (1) 26 26
JPMorgan Chase Bank - CACLN
Series 2020-2, Class B
0.84%, 2/25/28 (1) 512 506
JPMorgan Chase Bank - CACLN
Series 2021-1, Class B
0.875%, 9/25/28 (1) 458 446
JPMorgan Chase Bank - CACLN
Series 2021-2, Class B
0.889%, 12/26/28 (1) 5,414 5,250

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Bank - CACLN
Series 2021-3, Class B
0.76%, 2/26/29 (1) 5,513 5,264
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 2,905 2,894
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,862
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28 (1) 401 396
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,161
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,325
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  3,115 3,106
Santander Drive Auto Receivables Trust
Series 2023-3, Class B
5.61%, 7/17/28  3,735 3,719
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  9,445 9,450
Santander Drive Auto Receivables Trust
Series 2023-4, Class A3
5.73%, 4/17/28  2,060 2,065
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24 (1) 11,555 11,452
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25 (1) 13,860 13,461
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26 (1) 10,135 9,770
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, ARM
SOFR30A + 0.80%, 6.038%, 3/22/27 (1) 3,185 3,186
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  3,955 3,904
233,021

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Collateralized Debt Obligation 0.6%
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.092%, 6.443%, 10/25/29 (1) 12,636 12,555
12,555
Equip Lease Heavy Duty 0.4%
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,400 2,223
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 7,035 7,030
9,253
Home Equity Loans Backed 0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 6,147 5,079
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,486 1,203
6,282
Other Asset-Backed Securities 5.4%
Amur Equipment Finance Receivables XII
Series 2023-1A, Class A2
6.09%, 12/20/29 (1) 9,295 9,316
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30 (1) 1,545 1,533
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 8,985 9,013
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 4,355 4,327
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,303 2,215
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 2,591 2,437
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 26 26
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 490 460

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28 (1) 5,250 5,198
HPEFS Equipment Trust
Series 2022-1A, Class B
1.79%, 5/21/29 (1) 6,000 5,769
Kubota Credit Owner Trust
Series 2023-2A, Class A2
5.61%, 7/15/26 (1) 3,340 3,338
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,550
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 3,070 3,067
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,124
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 50 46
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 2,777 2,525
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 11,506 9,844
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 6.118%, 4/20/62 (1) 4,079 4,013
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27 (1) 3,739 3,655
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 4,618 4,453
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 3,390 3,341
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 8,645 8,597
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 1,603 1,559
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 6,851 6,744

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 2,418 2,402
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 3,202 3,197
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 7,555 7,171
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 2,222 2,094
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 136 127
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 5,280 5,271
Verizon Master Trust
Series 2023-2, Class A
4.89%, 4/13/28  2,180 2,159
120,571
Student Loans 0.9%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 7,250 7,047
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M TSFR + 1.014%, 6.325%, 12/16/58 (1) 109 108
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 558 503
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,290 2,046
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 10,710 9,235
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M TSFR + 1.614%, 6.925%, 4/15/32 (1) 592 593

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 1,634 1,559
21,091
Total Asset-Backed Securities
(Cost $412,512) 402,773
CORPORATE BONDS 62.0%
Advertising 0.8%
WPP Finance 2010, 3.75%, 9/19/24  18,350 17,826
17,826
Automotive 3.0%
BMW U.S. Capital, FRN, SOFRINDX + 0.53%, 5.792%, 4/1/24 (1) 10,000 10,007
Daimler Truck Finance North America, FRN, SOFR + 0.75%, 5.968%,
12/13/24 (1) 12,843 12,826
Daimler Truck Finance North America, FRN, SOFR + 1.00%, 6.268%,
4/5/24 (1) 10,000 10,017
Hyundai Capital America, 1.80%, 10/15/25 (1) 7,540 6,942
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,610 1,600
Hyundai Capital America, 5.65%, 6/26/26 (1) 4,800 4,787
Nissan Motor, 3.043%, 9/15/23 (1) 17,346 17,330
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 5,000 4,994
68,503
Banking 25.4%
AIB Group, 4.75%, 10/12/23 (1) 21,035 20,982
Banco Santander, FRN, SOFR + 1.24%, 6.575%, 5/24/24  5,000 5,015
Bank of America, FRN, SOFR + 0.69%, 6.017%, 4/22/25  15,000 14,977
Bank of Ireland Group, 4.50%, 11/25/23 (1) 27,452 27,313
Bank of Montreal, FRN, SOFRINDX + 0.32%, 5.598%, 7/9/24  10,000 9,975
Bank of Nova Scotia, FRN, SOFRINDX + 0.445%, 5.742%, 4/15/24  7,145 7,136
Bank of Nova Scotia, FRN, SOFRINDX + 0.55%, 5.768%, 9/15/23  12,544 12,544
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1) 14,800 14,754
Barclays, 4.375%, 9/11/24  11,420 11,194
Barclays, VR, 5.304%, 8/9/26 (2) 8,300 8,163
BPCE, 5.70%, 10/22/23 (1) 34,423 34,380
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
5.615%, 12/14/23  6,257 6,257
Capital One Financial, 4.25%, 4/30/25  1,890 1,834
Capital One Financial, FRN, SOFR + 1.35%, 6.685%, 5/9/25  10,000 9,944
Capital One Financial, VR, SOFR + 1.29%, 2.636%, 3/3/26 (2) 7,060 6,656
Credit Suisse, Series FRN, FRN, SOFRINDX + 1.26%, 6.595%,
2/21/25  4,000 3,944
Danske Bank, 5.375%, 1/12/24 (1) 2,916 2,902
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 6,675 6,547
Danske Bank, VR, 6.466%, 1/9/26 (1)(2) 12,695 12,681

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deutsche Bank, 3.70%, 5/30/24  800 784
Deutsche Bank, Series E, FRN, SOFR + 0.50%, 5.836%, 11/8/23  20,000 19,988
Discover Bank, 2.45%, 9/12/24  13,142 12,603
Emirates NBD Bank, 2.625%, 2/18/25  6,400 6,106
Fifth Third Bancorp, 2.375%, 1/28/25  2,540 2,417
Fifth Third Bank, 3.85%, 3/15/26  10,505 9,785
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 2,950 2,907
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.702%, 9/10/24  10,000 9,990
Goldman Sachs Group, FRN, SOFR + 0.70%, 6.017%, 1/24/25  9,950 9,928
Goldman Sachs Group, FRN, SOFR + 1.39%, 6.608%, 3/15/24  5,000 5,018
HSBC Holdings, 4.25%, 3/14/24  20,041 19,817
HSBC Holdings, FRN, SOFR + 0.58%, 5.915%, 11/22/24  10,000 9,969
Huntington Bancshares, 2.625%, 8/6/24  3,775 3,643
Huntington National Bank, VR, 5.699%, 11/18/25 (2) 7,745 7,606
ING Bank, 5.80%, 9/25/23  3,307 3,302
Intesa Sanpaolo, 5.25%, 1/12/24  9,510 9,476
Intesa Sanpaolo, Series XR, 3.25%, 9/23/24 (1) 8,275 7,978
KEB Hana Bank, 4.625%, 10/24/23  12,500 12,469
Lloyds Banking Group, 4.45%, 5/8/25  4,771 4,647
Lloyds Banking Group, 4.50%, 11/4/24  2,050 2,007
Lloyds Banking Group, VR, 2.438%, 2/5/26 (2) 7,735 7,335
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2) 17,165 17,007
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (2) 4,310 4,289
Morgan Stanley, FRN, SOFR + 1.165%, 6.463%, 4/17/25  10,000 10,026
NatWest Group, VR, 5.847%, 3/2/27 (2) 3,200 3,181
NatWest Markets, FRN, SOFR + 0.53%, 5.865%, 8/12/24 (1) 6,315 6,291
NatWest Markets, FRN, SOFR + 1.45%, 6.687%, 3/22/25 (1) 2,483 2,488
PNC Bank, 3.875%, 4/10/25  6,125 5,925
PNC Bank, 4.20%, 11/1/25  5,948 5,749
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2) 4,980 4,980
Santander U.K., 5.00%, 11/7/23 (1) 5,000 4,982
Santander U.K. Group Holdings, VR, SOFR + 0.787%, 1.089%,
3/15/25 (2) 10,510 10,191
Siam Commercial Bank, 3.90%, 2/11/24  9,800 9,716
Societe Generale, 4.25%, 4/14/25 (1) 500 482
Societe Generale, 5.00%, 1/17/24 (1) 7,815 7,760
Societe Generale, FRN, SOFR + 1.05%, 6.364%, 1/21/26 (1) 10,000 9,923
Standard Chartered, 5.20%, 1/26/24 (1) 2,157 2,144
Standard Chartered, FRN, SOFR + 0.93%, 6.265%, 11/23/25 (1) 5,000 4,945
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2) 5,800 5,801
State Bank of India, 4.50%, 9/28/23  13,300 13,288
Toronto-Dominion Bank, 5.532%, 7/17/26  1,500 1,502
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 5.552%, 9/10/24  10,000 9,963
Truist Financial, FRN, SOFR + 0.40%, 5.601%, 6/9/25  20,000 19,486
U.S. Bancorp, 3.60%, 9/11/24  4,900 4,784
UBS Group, 3.75%, 3/26/25  9,000 8,688

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Group, VR, 2.593%, 9/11/25 (1)(2) 7,750 7,470
Woori Bank, 4.75%, 4/30/24  6,800 6,731
572,765
Cable Operators 0.9%
Charter Communications Operating, 4.908%, 7/23/25  12,940 12,710
Cox Communications, 3.15%, 8/15/24 (1) 7,900 7,692
20,402
Consumer Products 0.2%
Mattel, 3.375%, 4/1/26 (1) 5,675 5,285
5,285
Drugs 0.6%
AbbVie, 3.80%, 3/15/25  5,428 5,287
Perrigo Finance Unlimited, 3.90%, 12/15/24  3,364 3,234
Viatris, 1.65%, 6/22/25  5,207 4,821
13,342
Energy 4.4%
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,818 9,781
DCP Midstream Operating, 5.375%, 7/15/25  17,268 17,095
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,199
EQT, 6.125%, 2/1/25  7,000 6,983
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 24,536 24,491
Kinder Morgan, 5.625%, 11/15/23 (1) 6,186 6,179
Occidental Petroleum, 5.50%, 12/1/25  2,145 2,118
Occidental Petroleum, 5.55%, 3/15/26  3,725 3,692
Occidental Petroleum, 5.875%, 9/1/25  9,528 9,492
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,260
ONEOK, 5.55%, 11/1/26  3,310 3,303
Pioneer Natural Resources, 5.10%, 3/29/26  2,585 2,565
Western Midstream Operating, 3.10%, 2/1/25  6,623 6,350
98,508
Exploration & Production 0.3%
Ovintiv, 5.65%, 5/15/25  5,920 5,909
5,909
Financial 5.0%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 6,870
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 1,990
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.936%, 9/29/23  6,835 6,834
Ally Financial, 1.45%, 10/2/23  8,500 8,467
Ally Financial, 3.875%, 5/21/24  7,200 7,058
Ally Financial, 5.125%, 9/30/24  6,400 6,302
CNO Financial Group, 5.25%, 5/30/25  8,012 7,822
General Motors Financial, FRN, SOFR + 0.62%, 5.917%, 10/15/24  15,000 14,940
General Motors Financial, FRN, SOFR + 0.76%, 5.958%, 3/8/24  20,000 19,987
Indian Railway Finance, 3.73%, 3/29/24  8,000 7,900
LSEGA Financing, 0.65%, 4/6/24 (1) 14,175 13,699

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LSEGA Financing, 1.375%, 4/6/26 (1) 6,650 5,978
Nasdaq, 5.65%, 6/28/25  1,725 1,734
Synchrony Financial, 4.25%, 8/15/24  3,810 3,720
113,301
Food/Tobacco 0.8%
Imperial Brands Finance, 3.125%, 7/26/24 (1) 4,200 4,090
Imperial Brands Finance, 4.25%, 7/21/25 (1) 9,935 9,565
Reynolds American, 4.45%, 6/12/25  4,250 4,160
17,815
Foreign Govt & Muni (Excl Canadian) 0.3%
Pelabuhan Indonesia Persero, 4.875%, 10/1/24  5,800 5,724
5,724
Forest Products 0.4%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,830
9,830
Health Care 1.3%
HCA, 5.00%, 3/15/24  100 99
HCA, 5.375%, 2/1/25  15,750 15,652
Utah Acquisition Sub, 3.95%, 6/15/26  13,605 12,864
28,615
Information Technology 1.3%
Analog Devices, FRN, SOFR + 0.25%, 5.51%, 10/1/24  3,225 3,221
Baidu, 3.875%, 9/29/23  7,700 7,688
Microchip Technology, 0.972%, 2/15/24  7,600 7,428
Microchip Technology, 2.67%, 9/1/23  4,595 4,594
Micron Technology, 4.975%, 2/6/26  6,528 6,414
29,345
Insurance 4.6%
Athene Global Funding, 1.20%, 10/13/23 (1) 4,040 4,017
Athene Global Funding, 2.50%, 1/14/25 (1) 4,103 3,876
Athene Global Funding, 2.514%, 3/8/24 (1) 5,000 4,904
Athene Global Funding, FRN, SOFRINDX + 0.70%, 6.035%,
5/24/24 (1) 5,000 4,966
Athene Global Funding, FRN, SOFRINDX + 0.715%, 5.991%,
1/7/25 (1) 9,850 9,663
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 970 941
Brighthouse Financial Global Funding, 1.75%, 1/13/25 (1) 5,000 4,711
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 6.05%,
4/12/24 (1) 18,003 17,876
Brown & Brown, 4.20%, 9/15/24  2,850 2,793
CNO Global Funding, 1.65%, 1/6/25 (1) 2,966 2,776
Corebridge Financial, 3.50%, 4/4/25  9,650 9,269
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 5,684 5,232
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 6,820 6,758
First American Financial, 4.60%, 11/15/24  2,210 2,171
Principal Financial Group, 3.40%, 5/15/25  3,557 3,431

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Principal Life Global Funding II, FRN, SOFR + 0.45%, 5.74%,
4/12/24 (1) 4,800 4,798
Voya Financial, 3.65%, 6/15/26  17,754 16,713
104,895
Investment Dealers 0.4%
Charles Schwab, FRN, SOFRINDX + 0.50%, 5.722%, 3/18/24  10,000 9,987
9,987
Lodging 0.3%
Hyatt Hotels, 1.30%, 10/1/23  6,255 6,233
6,233
Manufacturing 0.4%
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 5.632%,
3/11/24 (1) 10,000 10,000
10,000
Media & Communications 1.1%
Warnermedia Holdings, 3.638%, 3/15/25  14,430 13,945
Warnermedia Holdings, FRN, SOFRINDX + 1.78%, 6.998%, 3/15/24  9,925 9,975
23,920
Media & Entertainment 0.3%
Take-Two Interactive Software, 5.00%, 3/28/26  6,250 6,187
6,187
Oil Field Services 0.3%
Energy Transfer, 5.875%, 1/15/24  6,578 6,570
6,570
Petroleum 0.7%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 875 884
Enbridge, FRN, SOFRINDX + 0.63%, 5.965%, 2/16/24  14,625 14,632
15,516
Railroads 0.3%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,964
7,964
Real Estate Investment Trust Securities 1.1%
Brixmor Operating Partnership, 3.65%, 6/15/24  605 590
Public Storage Operating, FRN, SOFR + 0.47%, 5.786%, 4/23/24  6,305 6,305
Public Storage Operating, FRN, SOFRINDX + 0.60%, 5.927%, 7/25/25  6,000 5,996
Realty Income, 4.60%, 2/6/24  1,636 1,624
Scentre Group Trust 1, 3.50%, 2/12/25 (1) 10,550 10,183
24,698
Retail 1.0%
Advance Auto Parts, 5.90%, 3/9/26  1,895 1,876
Nordstrom, 2.30%, 4/8/24  9,395 9,066
Walgreens Boots Alliance, 3.80%, 11/18/24  12,500 12,211
23,153
Services 0.2%
CDW, 5.50%, 12/1/24  3,675 3,652

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nature Conservancy, Series A, 0.625%, 7/1/24  650 623
4,275
Transportation 0.2%
Penske Truck Leasing, 2.70%, 11/1/24 (1) 2,519 2,416
Penske Truck Leasing, 3.95%, 3/10/25 (1) 2,900 2,802
5,218
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24  7,278 7,027
7,027
Utilities 4.0%
Alexander Funding Trust, 1.841%, 11/15/23 (1) 10,990 10,859
American Electric Power, 5.699%, 8/15/25  6,665 6,669
Constellation Energy Generation, 3.25%, 6/1/25  1,272 1,217
Hero Asia Investment, 1.50%, 11/18/23 (3) 12,800 12,682
NextEra Energy Capital Holdings, FRN, SOFRINDX + 0.40%, 5.735%,
11/3/23  9,800 9,803
NRG Energy, 3.75%, 6/15/24 (1) 670 653
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,667
Sempra, 5.40%, 8/1/26  4,890 4,899
Southern, STEP, 4.475%, 8/1/24  8,315 8,202
Southern California Edison, FRN, SOFRINDX + 0.83%, 6.092%,
4/1/24  2,475 2,475
Vistra Operations, 3.55%, 7/15/24 (1) 24,655 23,977
91,103
Wireless Communications 2.1%
Rogers Communications, 2.95%, 3/15/25  16,000 15,277
Rogers Communications, 3.625%, 12/15/25  5,000 4,753
Sprint, 7.125%, 6/15/24  14,750 14,861
Sprint, 7.625%, 3/1/26  11,141 11,545
46,436
Total Corporate Bonds
(Cost $1,411,963) 1,400,352
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bill, (0.12)%, 11/13/23 (JPY)  1,592,050 10,945
10,945
Total Foreign Government Obligations & Municipalities
(Cost $10,949) 10,945

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 0.1%
Illinois 0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%, 6/1/25  100 102
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 862
964
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 493
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 503
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 496
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23 (4) 475 475
1,967
Total Municipal Securities
(Cost $2,959) 2,931
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.5%
Commercial Mortgage-Backed Securities 2.0%
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 6.345%, 10/15/36 (1) 1,201 1,199
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 6.355%, 10/15/37 (1) 3,876 3,836
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M TSFR + 0.784%, 6.095%, 6/15/38 (1) 4,642 4,552
BX Trust
Series 2021-ARIA, Class A, ARM
1M TSFR + 1.014%, 6.324%, 10/15/36 (1) 3,100 3,020
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M TSFR + 1.264%, 6.575%, 5/15/26 (1) 6,665 5,930
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.458%, 12/15/36 (1) 10,000 9,957
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.484%, 6.795%, 10/15/33 (1) 9,870 9,150

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 6.124%, 3/15/36 (1) 7,110 6,753
44,397
Whole Loans Backed 7.5%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 1,004 959
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,866 3,977
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 10,298 8,774
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 1,111 1,034
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.602%, 1/25/30  683 683
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  1,665 1,660
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  826 824
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 6.038%, 10/25/41 (1) 205 204
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.588%, 1/25/43 (1) 6,258 6,336
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 7.196%, 6/25/43 (1) 5,591 5,616
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 5,067 4,620
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.838%, 4/25/34 (1) 2,509 2,509
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 299 273
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 3,216 2,867

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 961 879
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51 (1) 14,270 12,714
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 8,758 6,873
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50 (1) 88 87
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 16,267 13,178
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.964%, 6.279%, 4/25/48 (1) 100 100
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.329%, 10/25/59 (1) 151 147
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 687 601
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,816 3,248
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 6.00%, 12/25/49 (1) 503 469
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 11,213 9,698
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 200 184
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 53 51
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 15,421 11,940
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 3,215 2,825
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 2,307 2,034

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 6.038%, 10/25/33 (1) 3,659 3,642
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 5.988%, 12/25/33 (1) 1,144 1,140
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.588%, 2/25/42 (1) 3,501 3,492
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.238%, 6/25/42 (1) 6,632 6,779
Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.396%, 3/25/43 (1) 2,486 2,509
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 12 11
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 50 49
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 140 132
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M TSFR + 0.714%, 5.118%, 2/25/57 (1) 104 104
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 297 282
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1) 453 432
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 1,060 1,010
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 446 431
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 784 751
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 639 611
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 500 487

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 935 856
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65 (1) 2,549 2,331
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 402 392
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 5,478 4,646
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 4,659 3,915
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66 (1) 12,836 10,359
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 1,960 1,747
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 7,857 6,912
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 9,093 9,008
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,416 2,185
169,577
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $239,085) 213,974
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
5.653%, 2/15/45  173 166
Federal National Mortgage Assn., CMO, ARM, SOFR30A + 0.514%,
5.802%, 1/25/45  141 136
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $315) 302

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.2%
U S Treasury Obligations 3.2%
U.S. Treasury Bills, 4.70%, 1/25/24 (5) 31,865 31,179
U.S. Treasury Bills, 5.43%, 11/9/23  24,420 24,172
U.S. Treasury Notes, 3.75%, 4/15/26  5,500 5,381
U.S. Treasury Notes, 3.88%, 3/31/25  12,500 12,274
73,006
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $73,403) 73,006
SHORT-TERM INVESTMENTS 6.4%
Commercial Paper 6.4%
4(2) 4.3%(6)
Bacardi Martini, 5.929%, 9/29/23  11,600 11,548
Canadian Natural Resources, 6.181%, 9/25/23  20,600 20,514
Harley-Davidson Financial Services, 6.023%, 9/6/23  6,500 6,494
Plains All American Pipeline, 5.651%, 9/1/23  2,300 2,300
Southern California Edison, 5.451%, 9/1/23  25,600 25,596
Syngenta Wilmington, 6.323%, 9/5/23  2,600 2,598
Syngenta Wilmington, 6.33%, 9/25/23  6,000 5,975
Syngenta Wilmington, 6.382%, 9/28/23  3,150 3,135
Targa Resources, 6.182%, 9/20/23  13,700 13,660
Walgreens Boots Alliance, 6.031%, 10/2/23  5,300 5,272
97,092
Non-4(2) 2.1%
Energy Transfer Partners, 5.751%, 9/1/23  19,000 18,997
Ovintiv, 6.171%, 9/18/23  4,900 4,886
Ovintiv, 6.286%, 9/11/23  11,000 10,981
Quanta Services, 5.807%, 9/8/23  12,000 11,984
46,848
Total Commercial Paper 143,940
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 2 2
Total Money Market Funds 2
Total Short-Term Investments
(Cost $143,949) 143,942

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 675 675
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank 675
Total Securities Lending Collateral
(Cost $675) 675
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Call, 9/22/23 @
$103.00 (9) 300 61,141 9
U.S. Treasury 2-Year Notes Futures, Call, 10/27/23 @
$103.00 (9) 300 61,141 38
Total Options Purchased (Cost $53) 47
Total Investments in Securities 99.6%
(Cost $2,295,863) $ 2,248,947
Other Assets Less Liabilities 0.4% 9,002
Net Assets 100.0% $ 2,257,949
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$967,150 and represents 42.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2023.
(4) Insured by Assured Guaranty Municipal Corporation
(5) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $97,092 and represents 4.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 * 25,000 90 295 (205)
Protection Sold (Relevant Credit: Bank of
America, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 20,000 82 277 (195)
Protection Sold (Relevant Credit: Citibank,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/23 20,000 85 269 (184)
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 10,000 72 19 53
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 10,000 74 53 21
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 25,000 91 343 (252)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (762)
Total Centrally Cleared Swaps (762)
Net payments (receipts) of variation margin to date 763
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/13/23 USD 11,145 JPY 1,592,050 $ 72
Net unrealized gain (loss) on open forward
currency exchange contracts $ 72

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 U.S. Treasury Long Bond contracts 12/23 (2,677) $ (38)
Short, 379 U.S. Treasury Notes ten year contracts 12/23 (42,081) (421)
Short, 289 U.S. Treasury Notes two year contracts 12/23 (58,900) (174)
Short, 47 Ultra U.S. Treasury Notes ten year contracts 12/23 (5,457) (67)
Short, 719 U.S. Treasury Notes five year contracts 12/23 (76,877) (490)
Long, 500 Three Month SOFR Futures Contracts 6/24 118,500 30
Short, 500 Three Month SOFR Futures Contracts 3/25 (119,787) (21)
Net payments (receipts) of variation margin to date 995
Variation margin receivable (payable) on open futures contracts $ (186)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 677  ¤  ¤ $ 677
Total $ 677^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $677.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

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Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

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length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,104,283 $ — $ 2,104,283
Short-Term Investments 2 143,940 — 143,942
Securities Lending Collateral 675 — — 675
Options Purchased 47 — — 47
Total Securities 724 2,248,223 — 2,248,947
Swaps* — 74 — 74
Forward Currency Exchange
Contracts — 72 — 72
Futures Contracts* 30 — — 30
Total $ 754 $ 2,248,369 $ — $ 2,249,123
Liabilities
Swaps* $ — $ 836 $ — $ 836
Futures Contracts* 1,211 — — 1,211
Total $ 1,211 $ 836 $ — $ 2,047

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OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F188-054Q1 08/23
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.